UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2009

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited)	June 30, 2009

Face Amount	Security	Value
COLLATERALIZED SENIOR LOANS(a)(b) — 96.0%
Aerospace/Defense — 3.1%
$905,135	Be Aerospace Inc., New Term Loan B, 5.000% due 9/30/09	$900,609
1,325,536	CACI International Inc., Term Loan, 1.820% to 2.120% due 9/17/09	1,280,800
1,161,161	ILC Industries Inc., First Lien Term Loan, 2.310% due 7/31/09	1,019,886
500,000	McKechnie Aerospace Holdings Inc., Term Loan B, 2.310% due 7/31/09	426,500
1,536,757	Transdigm Inc., Term Loan B, 2.317% to 2.612% due 9/23/09	1,457,998
	Total Aerospace/Defense	5,085,793
Automotive — 1.8%
1,172,464	Kar Holdings, Term Loan B, 2.560% due 7/30/09	1,038,803
516,544	Keystone Automotive Industries Inc., Term Loan B, 3.818% to 5.750% due 9/30/09	245,358
	Mark IV Industries Inc.:
438,516	First Lien Term Loan, 6.060% to 6.750% due 9/30/09 (c)	106,560
247,045	Second Lien Term Loan, 9.020% to 10.350% due 9/29/09 (c)	5,327
1,777,131	Tire Rack Inc., Term Loan B, 2.060% due 7/29/09	1,590,532
	Total Automotive	2,986,580
Broadcast Radio and Television — 3.6%
1,660,715	Citadel Communication Group, Term Loan B, 2.350% to 2.930% due 9/30/09	873,259
2,785,659	National Cinemedia Inc., Term Loan B, 2.380% due 9/14/09	2,573,949
1,250,000	Univision Communications, Term Loan B, 2.560% due 7/31/09	937,946
1,620,066	Weather Channel, Term Loan, 6.250% due 9/30/09	1,626,648
	Total Broadcast Radio and Television	6,011,802
Building and Development — 5.9%
1,166,812	Beacon Sales Acquisition Inc., Term Loan B, 2.311% to 4.250% due 9/30/09	1,067,633
1,621,371	Building Materials Holding Corp., First Lien Term Loan, 3.063% due 7/23/09	1,421,132
1,627,960	Capital Automotive REIT, Term Loan, 2.070% due 7/1/09	1,264,383
597,179	Contech Construction Products Inc., Term Loan, 2.330% due 7/13/09	480,729
424,543	Custom Building Products Inc., Term Loan B, 8.000% due 9/30/09	382,089
1,112,046	Infrastrux Group Inc., Term Loan B, 4.560% due 7/31/09 (d)	986,014
989,452	Macerich Partnership L.P., Term Loan, 1.813% due 7/31/09	902,875
1,306,029	Panolam Industries International, Term Loan, 5.000% due 7/31/09	1,018,703
	Pike Electric Inc.:
906,996	Term Loan B, 1.875% due 7/13/09	807,226
1,072,688	Term Loan C, 1.875% due 7/20/09	954,693
2,500,000	South Edge LLC, Term Loan C, 5.500% due 9/30/09 (c)	500,000
	Total Building and Development	9,785,477
Business Equipment and Services — 9.0%
2,209,821	Asurion Corp., First Lien Term Loan, 3.321% to 4.016% due 8/3/09	2,077,691
1,642,434	Belfor U.S.A., Term Loan B, 3.320% to 5.250% due 9/30/09	1,564,419
1,518,440	Bright Horizons Family Solutions, Term Loan B, 6.250% to 7.500% due 9/30/09	1,383,679
	Deluxe Entertainment Service Group Inc.:
131,407	Canadian Term Loan, 2.848% due 9/30/09	107,754
74,486	Letter of Credit, 0.498% due 9/30/09	61,078
100,000	Second Lien Term Loan, 6.598% due 9/30/09	54,000
1,298,714	Term Loan, 2.560% to 2.848% due 9/30/09	1,064,946
805,185	Intralinks Inc., Term Loan, 3.060% due 7/30/09	599,863
452,572	Lender Processing Services Inc., Term Loan, 2.810% due 7/31/09	446,349
1,687,823	Metavante Corp., Term Loan B, 2.778% due 8/3/09	1,634,023
1,759,680	N.E.W. Customer Services Cos. Inc., First Lien Term Loan, 2.810% to 3.639% due 7/31/09	1,601,309
761,565	NCO Group, Term Loan, 6.500% to 7.500% due 9/30/09	677,792

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Business Equipment and Services — 9.0% (continued)
$1,687,500	Neff Corp., Second Lien Term Loan, 3.821% due 7/13/09	$329,062
2,130,077	Riskmetrics Group Holdings LLC, Term Loan B, 2.598% due 9/30/09	1,994,284
1,097,801	U.S. Investigations Services LLC, Term Loan, 3.359% due 9/21/09	968,810
367,661	Verifone Inc., Term Loan, 3.060% due 7/31/09	334,572
	Total Business Equipment and Services	14,899,631
Cable and Satellite Television — 2.5%
1,726,041	Bragg Communications Inc., Term Loan B Tranche Two, 3.168% due 9/1/09	1,605,219
1,700,000	Insight Midwest Holdings LLC, Term Loan B, 2.320% due 7/2/09	1,586,666
995,304	Virgin Media Investment Holdings Ltd., Term loan B10, 4.600% due 7/23/09	958,602
	Total Cable and Satellite Television	4,150,487
Chemicals/Plastics — 4.8%
	Hexion Specialty Chemicals Inc.:
1,669,469	Term Loan C4, 3.313% due 8/3/09	1,136,630
786,445	Term Loan C5, 2.875% due 9/30/09	503,325
	Kik Custom Products:
94,010	Canadian Term Loan, 2.570% due 7/27/09	65,337
1,583,334	Second Lien Term Loan, 5.311% due 7/27/09	672,917
548,393	Term Loan B, 2.570% due 7/27/09	381,133
900,000	Nalco Co., Term Loan, 6.500% due 9/15/09	906,187
1,116,403	Polypore Inc., Term Loan B, 2.590% due 7/2/09	1,029,882
1,129,838	Rockwood Specialties Group Inc., Tranche E Term Loan, 4.500% due 7/31/09	1,129,838
	Texas Petrochemicals Corp.:
375,527	Letter of Credit, 2.875% due 7/1/09	236,582
1,112,571	Term Loan B, 2.875% due 7/1/09	700,920
1,434,159	Unifrax Corp., Term Loan B, 2.563% due 7/31/09	1,089,961
	Total Chemicals/Plastics	7,852,712
Clothing/Textiles — 0.5%
1,000,000	Levi Strauss & Co., Term Loan, 2.568% due 7/20/09	822,500
Conglomerates — 0.8%
	TriMas Corp.:
281,250	Letter of Credit, 2.569% due 7/1/09	247,500
1,185,234	Term Loan B, 2.558% to 3.323% due 7/28/09	1,043,006
	Total Conglomerates	1,290,506
Containers and Glass Products — 2.4%
	Crown Americas LLC:
970,000	Term Loan, 2.069% due 7/15/09	940,900
970,000	Term Loan B, 2.069% due 7/15/09	940,900
2,261,315	Graphic Packaging International Inc., First Lien Term Loan, 2.319% to 3.208% due 7/27/09	2,112,446
	Total Containers and Glass Products	3,994,246
Cosmetics/Personal Care — 0.7%
1,243,947	Vi-Jon, Term Loan B, 2.563% due 7/20/09	1,122,662
Drugs — 2.4%
1,106,694	Cardinal Health Inc., Dollar Term Loan, 2.560% due 7/31/09	923,168
3,240,340	Royalty Pharma Finance Trust, Term Loan, 2.848% due 9/30/09	3,103,639
	Total Drugs	4,026,807
Electronics/Electric — 6.0%
	Bridge Information Systems Inc.:
401,726	Multi-Draw Term Loan, 6.000% due 9/30/09 (c)(e)	12,855
745,037	Term Loan B, 6.250% due 9/30/09 (c)(e)	23,841

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Electronics/Electric — 6.0% (continued)
	Dealer Computer Services:
$1,000,000	Second Lien Term Loan, 5.810% due 7/31/09	$560,000
1,820,688	Term Loan, 2.310% due 7/31/09	1,520,274
2,250,106	Intergraph Corp., First Lien Term Loan, 2.664% due 8/28/09	2,094,005
1,832,460	Macrovision Solutions Corp., Term Loan, 6.000% due 9/30/09	1,827,879
1,602,956	Sabre Inc., Term Loan B, 2.568% to 3.289% due 7/30/09	1,155,273
	Travelport:
1,706,272	Delayed Draw Term Loan, 2.810% due 7/31/09	1,349,288
300,000	Term Loan C, 10.500% due 9/30/09	291,937
1,214,424	Vertafore Inc., First Lien Term Loan, 3.161% due 8/25/09	1,114,234
	Total Electronics/Electric	9,949,586
Equipment Leasing — 0.6%
964,814	Rent-a-Center Inc., Term Loan B, 2.070% to 2.080% due 7/24/09	926,222
Finance — 0.1%
259,175	CB Richard Ellis Group Inc., Term Loan B, 6.000% to 6.250% due 9/30/09	234,813
Food Products — 4.3%
	American Seafoods Group LLC:
541,017	Term Loan B1, 2.060% due 7/31/09	494,354
816,871	Term Loan B2, 2.060% due 7/31/09	746,416
850,784	Birds Eye Foods Inc., Term Loan, 2.060% to 2.350% due 9/30/09	816,753
1,052,632	Michael Foods Inc., Term Loan B, 6.500% due 7/31/09	1,061,185
1,642,717	NPC International, Term Loan B, 2.070% to 2.920% due 9/30/09	1,515,406
1,332,997	Pinnacle Foods Group Inc., Term Loan B, 3.066% due 7/2/09	1,195,532
1,272,343	Wrigley Jr. Co., Tranche B, 6.500% due 9/30/09	1,278,636
	Total Food Products	7,108,282
Food/Drug Retailers — 1.3%
1,419,453	General Nutrition Centers, Term Loan B, 2.560% to 3.450% due 9/30/09	1,261,894
	Smart & Final:
379,255	Delayed Draw Term Loan, 3.310% to 4.100% due 7/31/09	345,122
545,203	First Lien Term Loan, 3.310% to 3.674% due 8/28/09	496,135
	Total Food/Drug Retailers	2,103,151
Forest Products — 0.5%
869,544	Domtar Inc., Term Loan, 1.696% due 7/13/09	821,719
Healthcare — 11.0%
1,225,280	AMN Healthcare, Term Loan B, 2.348% due 9/30/09	1,145,637
621,835	Biomet Inc., Term Loan B, 3.308% to 3.608% due 9/25/09	582,723
2,300,000	Carestream Health Inc., Second Lien Term Loan, 5.560% due 7/31/09	1,554,800
2,250,000	Davita Inc., Term Loan B1, 1.810% to 2.710% due 9/30/09	2,138,906
1,688,233	DJO Finance LLC, Term Loan B, 3.310% to 3.598% due 9/30/09	1,531,017
1,694,683	Education Management Corp., Term Loan B, 2.375% due 9/30/09	1,567,582
	Fresenius Se:
1,504,037	Term Loan B, 6.750% due 12/10/09	1,514,942
903,219	Term Loan B2, 6.750% due 12/10/09	909,767
382,223	Hologic, Tranche B Term Loan, 3.625% due 7/15/09	369,801
1,289,227	Life Technologies Corp., Term Loan B, 5.250% due 9/30/09	1,291,877
2,100,893	Medassets Inc., Term Loan B, 4.348% due 9/30/09	1,940,700
	Talecris Biotherepeutics Inc.:
472,709	First Lien Term Loan, 4.420% to 5.500% due 9/30/09	430,165
2,430,851	Second Lien Term Loan, 7.420% due 8/13/09	2,187,766
1,033,088	Vicar Operating Inc., Term Loan, 1.813% due 7/31/09	976,268
	Total Healthcare	18,141,951

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Home Furnishings — 0.1%
$415,155	Sleep Innovations Inc., Second Lien Term Loan, 11.500% due 9/30/09 (d)	$134,925
Hotels/Motels/Inns and Casinos — 2.9%
1,817,907	Ameristar Casinos Inc., Initial Term Loan, 3.755% due 7/20/09	1,755,794
	Isle of Capri Casinos Inc.:
160,244	New Delayed Draw Term Loan A, 2.348% due 9/30/09	145,341
182,206	New Delayed Draw Term Loan B, 2.060% due 7/31/09	165,261
455,516	New Term Loan B, 2.348% due 9/30/09	413,153
1,165,915	Penn National Gaming Inc., Term Loan B, 2.060% to 2.720% due 8/10/09	1,122,436
	Seminole Tribe of Florida:
164,134	Term Loan, 2.125% due 9/30/09	154,902
591,284	Term Loan B2, 2.125% due 9/30/09	558,024
487,811	Term Loan B3, 2.125% due 9/30/09	460,372
	Total Hotels/Motels/Inns and Casinos	4,775,283
Industrial Equipment — 2.1%
1,392,005	Manitowoc Company Inc., Term Loan B, 7.500% to 8.000% due 9/30/09	1,262,085
1,215,145	Oshkosh Truck Corp., Term Loan B, 6.610% to 8.250% due 9/30/09	1,118,693
	Veyance Technologies Inc.:
216,009	Delayed Draw Term Loan, 2.580% due 7/13/09	144,906
1,508,224	Term Loan B, 2.580% due 7/13/09	1,011,766
	Total Industrial Equipment	3,537,450
Leisure — 5.1%
	AE Europe Holdings Inc.:
381,418	First Lien Term Loan, 3.060% due 7/31/09	314,670
1,000,000	Second Lien Term Loan, 6.810% due 7/31/09	725,000
678,595	Amscan Holdings Inc., Term Loan B, 2.759% to 3.381% due 9/28/09	597,164
1,820,869	Lodgenet Entertainment Corp., Term Loan B, 2.310% to 4.250% due 9/30/09	1,541,669
1,895,883	Regal Cinemas Inc., Term Loan, 4.348% due 9/30/09	1,852,040
782,609	Ticketmaster, Term Loan B, 3.840% due 7/21/09	743,479
1,352,069	Universal City Development Partners L.P., Term Loan B, 6.000% due 8/18/09	1,333,478
1,530,584	Zuffa, Term Loan B, 2.375% due 7/30/09	1,320,129
	Total Leisure	8,427,629
Non-Ferrous Metals/Materials — 2.6%
1,031,533	Compass Minerals Group Inc., Term Loan, 1.810% to 2.100% due 9/30/09	1,004,455
	Novelis Inc.:
391,176	CA Term Loan, 2.310% due 7/31/09	343,420
860,605	US Term Loan, 2.310% to 2.600% due 9/30/09	755,540
	Oxbow Carbon and Minerals Holdings LLC:
71,174	Delayed Draw Term Loan B, 2.310% due 7/31/09	64,709
746,321	Term Loan, 2.310% to 2.598% due 9/30/09	678,531
1,665,269	Walter Industries Inc., Term Loan B, 2.561% to 2.848% due 9/30/09	1,523,721
	Total Non-Ferrous Metals/Materials	4,370,376
Oil & Gas — 6.9%
575,289	Alon Krotz, Term Loan, 11.750% due 8/5/09	533,148
	Alon USA Inc.:
315,283	Edgington Term Loan, 2.560% to 2.924% due 8/28/09	200,205
2,522,263	Paramount Term Loan, 2.560% to 2.924% due 8/28/09	1,601,637
852,783	Astoria Generating Co. Acquisitions LLC, Term Loan B, 2.070% to 2.080% due 7/23/09	806,590
	Coffeyville Resources LLC:
138,165	Letter of Credit, 8.750% due 7/1/09	126,594
1,109,718	Tranche D Term Loan, 8.750% due 7/1/09	1,016,779

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Oil & Gas — 6.9% (continued)
$1,218,218	Dresser Inc., Term Loan B, 3.104% due 8/18/09	$1,107,360
1,302,769	Helix Energy Solutions Group Inc., Term Loan B, 2.310% to 3.139% due 7/31/09	1,206,147
1,557,965	Hercules Offshore Inc., Term Loan B, 2.960% due 7/1/09	1,378,799
1,247,763	Semgroup L.P., Term Loan, 8.250% due 9/30/09 (c)	720,583
	Targa Resources:
378,682	Synthetic Letter of Credit, 3.345% due 7/1/09	364,616
651,238	Term Loan B, 2.310% to 2.598% due 9/30/09	627,049
1,035,631	Volnay Acquisition Co. I, Term Loan B, 4.095% to 4.631% due 12/31/09	1,007,151
671,977	Western Refining Co. L.P., Term Loan, 8.250% due 9/30/09	647,617
	Total Oil & Gas	11,344,275
Publishing — 3.8%
1,880,619	Dex Media East LLC, Delayed Draw Term Loan B, 2.600% to 3.040% due 9/30/09	1,457,480
1,363,779	Getty Images, Term Loan B, 6.250% due 9/30/09	1,357,173
	Lamar Media Corp.:
997,500	Series F, 5.500% due 7/31/09	982,537
493,243	Term Loan B, 5.500% due 7/6/09	488,311
	Valassis Communications Inc.:
201,606	Delayed Draw Term Loan, 2.060% due 7/31/09	185,981
607,997	Term Loan, 2.060% due 7/31/09	560,878
1,416,075	Wenner Media LLC, Term Loan B, 2.060% due 7/30/09	1,217,825
	Total Publishing	6,250,185
Retailers — 2.0%
262,481	J Crew Group, Term Loan B, 2.125% due 7/1/09	225,734
1,113,537	Michaels Stores Inc., Term Loan B, 2.625% to 2.750% due 7/20/09	887,118
1,468,354	Neiman-Marcus Group Inc., Term Loan, 2.318% to 2.629% due 9/8/09	1,112,483
1,218,750	Petco Animal Supplies Inc., Term Loan, 2.560% to 3.289% due 9/30/09	1,145,190
	Total Retailers	3,370,525
Steel — 0.4%
	Tube City IMS Corp.:
81,081	Letter of Credit, 0.498% due 9/30/09	64,189
653,868	Term Loan, 2.598% due 9/30/09	517,646
	Total Steel	581,835
Surface Transport — 0.5%
	Coach America Holdings Inc.:
903,723	First Lien Term Loan B, 3.060% due 7/29/09	741,053
190,153	Synthetic Letter of Credit, 3.870% due 7/2/09	155,926
	Total Surface Transport	896,979
Telecommunications/Cellular Communications — 4.4%
2,390,833	Centennial Communications Corp., New Term Loan, 2.598% to 2.674% due 9/30/09	2,379,403
473,864	Crown Castle Operating Co., Term Loan B, 1.810% due 7/31/09	441,434
1,935,202	Metropcs Wireless Inc., Term Loan B, 2.563% to 3.313% due 8/3/09	1,845,940
2,690,936	Ntelos Inc., First Lien Term Loan, 2.560% due 7/31/09	2,633,754
	Total Telecommunications/Cellular Communications	7,300,531
Utilities — 3.9%
1,722,528	Calpine Corp., First Priority Term Loan, 3.475% due 9/30/09	1,529,223
	Covanta Holding Corp.:
164,948	Letter of Credit, 2.592% due 7/1/09	155,052
327,513	Term Loan B, 1.813% to 1.875% due 7/31/09	307,862

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face Amount	Security	Value
Utilities — 3.9% (continued)
	Firstlight Power Resources Inc.:
$163,652	Letter of Credit, 3.125% due 9/30/09	$147,696
250,000	Second Lien Term Loan, 5.125% due 9/30/09	190,625
1,262,328	Term Loan B, 3.125% due 9/23/09	1,139,251
846,338	Mirant North America LLC, Term Loan B, 2.060% due 7/31/09	797,356
466,667	Reliant Energy Inc., Letter of Credit, 0.300% due 7/1/09	416,334
	TPF Generation Holdings LLC:
154,214	Letter of Credit, 3.220% due 7/1/09	145,604
48,343	Revolver, 3.452% due 7/1/09	45,644
439,055	Term Loan B, 2.310% due 7/31/09	414,541
1,182,114	USPF Holdings LLC, Term Loan, 2.068% due 7/20/09	1,093,456
	Total Utilities	6,382,644
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $177,899,086)	158,687,564
CORPORATE BONDS & NOTES — 1.5%
TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 1.5%
2,659,000	Qwest Corp., Senior Notes (Cost - $2,307,628)	2,389,776

Shares
COMMON STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
3,411	Comfort Co. Inc. (e)(f) (Cost - $0)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $180,206,714)	161,077,340

Face Amount
SHORT-TERM INVESTMENT — 2.5%
U.S. Government Agency — 2.5%
$4,165,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.010% due 7/1/09 (g) (Cost - $4,165,000)	4,165,000
	TOTAL INVESTMENTS — 100.0% (Cost — $184,371,714#)	$165,242,340

(a)	The date shown represents the last in range of interest rate reset dates.
(b)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.
(c)	Security is currently in default.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Illiquid security.
(g)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	Term	-	Term Loan typically with a First Lien on specified assets.
	Second Lien	-	Subordinate Loan to First Lien.
	REIT	-	Real Estate Investment Trust.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), with the assistance of Citigroup Alternative Investments LLC, the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Collateralized Senior Loans	—	$158,650,868	$36,696	$158,687,564
Corporate Bonds & Notes	—	2,389,776	—	2,389,776
Common Stock	—	—	0	0
Short-Term Investment	—	4,165,000	—	4,165,000
Total	—	$165,205,644	$36,696	$165,242,340

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of September 30, 2008	$36,696
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 3009	$36,696
Net unrealized appreciation (depreciation) for investments in securities still held at 6/30/09	$(254,880)

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,188,868
Gross unrealized depreciation	(20,318,242)
Net unrealized depreciation	$(19,129,374)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2009